DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.5%
	EQUITY - 93.5%
55,200	Franklin FTSE Australia ETF	$ 1,773,018
42,993	Franklin FTSE Brazil ETF(a)	781,239
109,899	Franklin FTSE Canada ETF	4,137,313
122,989	Franklin FTSE China ETF(a)	2,473,309
120,789	Franklin FTSE Germany ETF(b)	3,214,171
118,179	Franklin FTSE India ETF(a)	4,951,700
331,883	Franklin FTSE Japan ETF(a)	10,095,880
69,765	Franklin FTSE Russia ETF(b),(c),(d),(e)	698
64,970	Franklin FTSE South Korea ETF	1,377,364
96,410	Franklin FTSE Switzerland ETF(b)	3,475,098
68,020	Franklin FTSE Taiwan ETF(a)	3,280,605
206,532	Franklin FTSE United Kingdom ETF	5,896,261
93,155	iShares China Large-Cap ETF	2,960,466
52,769	iShares MSCI Australia ETF(a)	1,430,568
20,049	iShares MSCI Denmark ETF	2,546,624
93,190	iShares MSCI France ETF(a)	3,764,876
12,275	iShares MSCI Germany ETF(a)	415,386
13,152	iShares MSCI India ETF(a),(c)	769,787
36,965	iShares MSCI Italy ETF	1,440,156
47,538	iShares MSCI Netherlands ETF	2,417,783
6,912	iShares MSCI Saudi Arabia ETF(a)	295,142
41,991	iShares MSCI Singapore ETF(a)	930,101
23,285	iShares MSCI South Africa ETF(a)	1,173,564
11,203	iShares MSCI South Korea ETF(a)	716,544
43,631	iShares MSCI Spain ETF(a)	1,539,738
46,182	iShares MSCI Sweden ETF(a)	2,004,761
14,864	iShares MSCI Switzerland ETF(a)	774,414
44,901	iShares MSCI Taiwan ETF	2,418,817
62,930	iShares MSCI United Kingdom ETF(a)	2,354,211
13,896	JPMorgan BetaBuilders Canada ETF(a)	1,004,542
	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,925,775)	70,414,136

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 40.2%
	COLLATERAL FOR SECURITIES LOANED - 33.2%
25,027,360	Mount Vernon Liquid Assets Portfolio, 4.95%(f),(g)	$ 25,027,360

	MONEY MARKET FUND - 7.0%
5,234,375	First American Treasury Obligations Fund, Class X, 4.79%(f)	5,234,375

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,261,735)	30,261,735

	TOTAL INVESTMENTS - 133.7% (Cost $95,187,510)	$ 100,675,871
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.7)%	(25,396,946)
	NET ASSETS - 100.0%	$ 75,278,925

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $24,371,483.
(b)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Non-income producing security.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 is $25,027,360.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 55.0%
126,001	Communication Services Select Sector SPDR Fund(a)	$ 11,390,490
17,043	Consumer Discretionary Select Sector SPDR Fund	3,414,906
67,927	Consumer Staples Select Sector SPDR Fund(a)	5,637,941
25,501	Energy Select Sector SPDR Fund	2,238,988
278,966	Financial Select Sector SPDR Fund(a)	12,642,738
59,502	Health Care Select Sector SPDR Fund(a)	9,164,498
51,349	Industrial Select Sector SPDR Fund(a)	6,954,709
13,034	Materials Select Sector SPDR Fund(a)	1,256,217
141,952	Real Estate Select Sector SPDR Fund	6,340,996
47,145	Utilities Select Sector SPDR Fund(a)	3,808,373
32,455	Vanguard Small-Cap Value ETF	6,516,315
		69,366,171
	FIXED INCOME - 43.2%
55,821	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,306,657
59,079	Janus Henderson AAA CLO ETF(a)	3,005,940
346,675	JPMorgan Active Bond ETF(a)	18,945,789
411,459	JPMorgan Core Plus Bond ETF	19,848,781
138,683	SPDR Portfolio Long Term Treasury ETF(a)	4,031,515
29,864	Vanguard Total Bond Market ETF	2,243,085
		54,381,767

	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,290,513)	123,747,938

	SHORT-TERM INVESTMENTS - 39.3%
	COLLATERAL FOR SECURITIES LOANED - 33.2%
41,822,586	Mount Vernon Liquid Assets Portfolio, 4.95%(b),(c)	41,822,586

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 39.3% (Continued)
	MONEY MARKET FUND - 6.1%
7,752,205	First American Treasury Obligations Fund, Class X, 4.79%(b)	$ 7,752,205

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,574,791)	49,574,791

	TOTAL INVESTMENTS - 137.5% (Cost $154,865,304)	$ 173,322,729
	LIABILITIES IN EXCESS OF OTHER ASSETS - (37.5)%	(47,284,528)
	NET ASSETS - 100.0%	$ 126,038,201

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $40,984,689.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 is $41,822,586.